Shareholder Fees {- FundsManager 70% Portfolio}	Apr. 30, 2021 USD ($)
02.28 VIP FundsManager Funds Investor Combo PRO-11 | FundsManager 70% Portfolio
Shareholder Fees:
(fees paid directly from your investment)